Intangibles (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Intangibles [Abstract]
Amortization expense	$ 106,116	$ 125,554	$ 335,764	$ 205,553	$ 312,020	$ 82,803